OTHER NON-CURRENT LIABILITIES (Statutory severance and pre-notice obligations Narrative) (Details) - USD ($) $ in Millions	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Disclosure of defined benefit plans [line items]
Actuarial assumption of expected rates of salary increases		7.75%	10.50%
Cumulative amount of actuarial losses recognized in other comprehensive income	$ 26.5	$ 34.6
Actuarial assumption of discount rate
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (8.0)
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 9.3
Actuarial assumption of expected rates of compensation increases
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 9.6
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (8.3)
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	8.50%	8.50%
Actuarial assumption of expected rates of salary increases	8.00%
Top of range [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	11.00%	9.20%
Actuarial assumption of expected rates of salary increases	10.50%